Components of Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Summary of Changes in Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Foreign currency translation differences of subsidiaries	Net loss on financial investments at FVPL – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Actuarial gains (losses) on defined benefit plans – net of tax	Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	Fair value changes of financial instrument at FVOCI	Total other comprehensive loss attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive loss – net of tax
	(in million pesos)
Balances as at January 1, 2024	133	—	(4,608)	544	(38,260)	(21)	—	(42,212)	10	(42,202)
Other comprehensive income (loss)	141	—	(1,547)	1,196	(1,462)	(8)	—	(1,680)	(60)	(1,740)
Balances as at December 31, 2024	274	—	(6,155)	1,740	(39,722)	(29)	—	(43,892)	(50)	(43,942)

Balances as at January 1, 2023	149	(9)	(3,287)	544	(32,856)	(20)	(3)	(35,482)	25	(35,457)
Other comprehensive income (loss)	(8)	—	(1,256)	—	(5,469)	3	—	(6,730)	(15)	(6,745)
	141	(9)	(4,543)	544	(38,325)	(17)	(3)	(42,212)	10	(42,202)
Adjustments	(8)	9	(65)	—	65	(4)	3	—	—	—
Balances as at December 31, 2023	133	—	(4,608)	544	(38,260)	(21)	—	(42,212)	10	(42,202)

Balances as at January 1, 2022	366	(9)	(1,965)	544	(35,356)	(14)	(3)	(36,437)	15	(36,422)
Other comprehensive income (loss)	(217)	—	(2,544)	—	2,500	(6)	—	(267)	10	(257)
Cashflow hedges to retained earnings	—	—	1,222	—	—	—	—	1,222	—	1,222
Balances as at December 31, 2022	149	(9)	(3,287)	544	(32,856)	(20)	(3)	(35,482)	25	(35,457)